Annual Fund Operating Expenses - Democratic Large Cap Core ETF - Democratic Large Cap Core ETF Shares, Democratic Large Cap Core ETF	Nov. 12, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%